Earnings per share (Tables)	6 Months Ended
Jun. 30, 2022
Earnings per share [abstract]
Schedule of Earnings per Share

	For the three months ended June 30,		For the six months ended June 30,
	2022	2021	2022	2021
Basic earnings per share
Profit for the period attributable to equity owners of the parent (€m)	74.6	51.2	130.6	100.5
Weighted average Ordinary Shares and Founder Preferred Shares (basic) in millions	174.1	177.8	174.3	178.0
Basic earnings per share	€0.43	€0.29	€0.75	€0.56

Schedule of Diluted Earnings per Share

	For the three months ended June 30,		For the six months ended June 30,
	2022	2021	2022	2021
Diluted earnings per share
Profit for the period attributable to equity owners of the parent (€m)	74.6	51.2	130.6	100.5
Weighted average Ordinary Shares and Founder Preferred Shares (diluted) in millions	174.1	177.8	174.3	178.0
Diluted earnings per share	€0.43	€0.29	€0.75	€0.56